MORGAN STANLEY INTERNATIONAL FUND

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

February 29, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Morgan Stanley International Fund
File Nos. 333-66203; 811-09081

Ladies and Gentlemen:

On behalf of Morgan Stanley International Fund (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2012, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 24, 2012, accession number  0001104659-12-012559.

If you have any questions, please feel free to contact me at 212.296.6961 (tel) or 646.225.5505 (fax).

Very truly yours,

/s/ Joanne Antico
Joanne Antico

Enclosures
cc: Stefanie V. Chang Yu, Esq.